UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Dryden California Municipal Fund

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
(Address of principal executive offices)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 8/31/2007

Date of reporting period: 2/28/2007

Item 1 –	Reports to Stockholders

Dryden California Municipal Fund/California Income Series

FEBRUARY 28, 2007	SEMIANNUAL REPORT

FUND TYPE

Municipal bond

OBJECTIVE

Maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

The accompanying financial statements as of February 28, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

April 16, 2007

Dear Shareholder:

We hope you find the semiannual report for the California Income Series informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of four leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors (PREI). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. PREI is a registered investment adviser and a unit of PIM.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden California Municipal Fund/California Income Series

Dryden California Municipal Fund/California Income Series	1

Your Series’ Performance

Series objective

The investment objective of the Dryden California Municipal Fund/California Income Series is to maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital. There can be no assurance that the Series will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares). The gross operating expenses are 0.95% for Class A, 1.20% for Class B, 1.45% for Class C, and 0.70% for Class Z.

Cumulative Total Returns as of 2/28/07
	Six Months	One Year	Five Years	Ten Years
Class A	2.68%	4.59%	27.01%	70.32%
Class B	2.56	4.34	25.44	65.69
Class C	2.44	4.10	23.91	61.64
Class Z	2.71	4.85	28.60	74.12
Lehman Brothers Municipal Bond Index[1]	2.89	4.96	28.47	74.90
Lipper California (CA) Muni Debt Funds Avg.[2]	2.71	4.56	25.75	65.59

Average Annual Total Returns[3] as of 3/31/07
		One Year	Five Years	Ten Years
Class A		0.87	4.45	5.12
Class B		-0.17	4.88	5.26
Class C		3.57	4.78	5.00
Class Z		5.34	5.58	5.80
Lehman Brothers Municipal Bond Index[1]		5.43	5.50	5.87
Lipper California (CA) Muni Debt Funds Avg.[2]		5.05	5.14	5.26

Distributions and Yields as of 2/28/07
			Taxable Equivalent 30-Day Yield[4] at Tax Rates of
	Total Distributions Paid for Six Months	30-Day SEC Yield	33%	35%
Class A	$0.33	3.37%	5.55%	5.72%
Class B	$0.31	3.33	5.48	5.65
Class C	$0.30	3.17	5.22	5.38
Class Z	$0.34	3.68	6.06	6.24

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

2The Lipper CA Muni Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper CA Muni Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in California.

3The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.50%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Series distributions or following the redemption of Series shares.

4Taxable equivalent yields reflect federal and applicable state tax rates.

Investors cannot invest directly in an index. The returns for the Lehman Brothers Municipal Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Dryden California Municipal Fund/California Income Series	3

Your Series’ Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 2/28/07
So. California Pub. Pwr. Auth., Palo Verde Proj., 7/01/16, Zero Coupon	4.6%
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev, 2/14/11, 6.20%	4.0
California St. Pub. Wks. Brd., Mental Hlth., Coalinga, Ser. A, 6/01/18, 5.50%	2.7
So. California Pub. Pwr. Auth., PNC GIC Pwr. Proj., 7/01/10, 6.75%	2.3
Foothill/Eastern Trans. Corr. Agcy. Rev., Toll Rd., 1/01/13, 7.15%	2.2

Issues are subject to change.

Credit Quality expressed as a percentage of net assets as of 2/28/07
Aaa	46.7%
Aa	7.5
A	16.7
Baa	12.6
Ba	1.1
B	0.4
Not Rated	15.4
Total Investments	100.4
Liabilities in excess of other assets	-0.4
Net Assets	100.0%

Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit quality is subject to change.

4	Visit our website at www.jennisondryden.com

Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2006, at the beginning of the period, and held through the six-month period ended February 28, 2007.

The Series’ transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and

Dryden California Municipal Fund/California Income Series	5

expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden California Municipal Fund/ California Income Series		Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,026.80	0.95%	$4.77
	Hypothetical	$1,000.00	$1,020.48	0.95%	$4.76

Class B	Actual	$1,000.00	$1,025.60	1.20%	$6.03
	Hypothetical	$1,000.00	$1,019.24	1.20%	$6.01

Class C	Actual	$1,000.00	$1,024.40	1.45%	$7.28
	Hypothetical	$1,000.00	$1,018.00	1.45%	$7.26

Class Z	Actual	$1,000.00	$1,027.10	0.70%	$3.52
	Hypothetical	$1,000.00	$1,021.72	0.70%	$3.51

* Series expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2007, and divided by the 365 days in the Series’ fiscal year ending August 31, 2007 (to reflect the six-month period).

6	Visit our website at www.jennisondryden.com

Portfolio of Investments

as of February 28, 2007 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 98.6%

Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev.,
Schs. of Sacred Heart, Ser.Ser. A	Baa3	6.45%	6/01/30	$1,500	$1,601,040
San Diego Hosp. Assoc., Ser. C	Baa1	5.375	3/01/21	1,665	1,783,232
Bay Area Toll Auth. Toll Brdg. Rev., San Francisco Bay Area, Ser. F	Aa3	5.00	4/01/31	2,000	2,151,120
California County Tobacco Securitization Agcy. Rev., Convertible, C.A.B.S. (converts to 5.25% on 12/01/10)	Baa3	Zero	6/01/21	1,000	883,700
California Ed. Facs. Auth. Rev.,
Rfdg., Stanford Univ., Ser. R	Aaa	5.00	11/01/21	3,700	3,881,892
Claremont Graduate Univ., Ser. A	A3	5.00	3/01/37	1,000	1,045,670
California Hlth. Facs. Fin. Auth., Rev.,
Ref. Cedars Sinai Med. Ctr.	A2	5.00	11/15/21	2,000	2,111,140
Ref. Cedars Sinai Med. Ctr.	A2	5.00	11/15/27	1,500	1,576,650
California Hsg. Fin. Agy. Rev., Home Mtge.-83, Ser. A, C.A.B.S.	Aa2	Zero	2/01/15	8,420	4,455,022
California Infrastructure & Econ. Dev. Rev.,
Scripps Research Inst., Ser. A	Aa3	5.75	7/01/30	1,500	1,544,910
California Municipal Fin. Auth. Ed. Rev. Amern. Heritage Ed. Foundation Proj., Ser. A	BBB-(c)	5.25	6/01/26	1,100	1,162,678
California Poll. Ctrl. Fin. Auth. Sld. Wste. Disp. Rev., Wste. Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(c)	5.00	7/01/27	500	519,625
California Rural Home Mtge. Fin. Auth., Sngl.
Fam. Mtge. Rev., Mtge. Bkd. Secs., Ser. D, F.N.M.A., G.N.M.A., A.M.T.	AAA(c)	6.00	12/01/31	125	127,139

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	7

Portfolio of Investments

as of February 28, 2007 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

California St.,
G.O.	A1	5.00%	10/01/17	$2,000	$2,183,780
G.O.	A1	5.00	3/01/27	2,000	2,135,980
G.O., M.B.I.A.	Aaa	5.25	2/01/27	4,000	4,270,000
G.O., (Pre-refunded 4/01/14)(e)	A1	5.50	4/01/30	4,225	4,724,732
G.O., Unrefunded Balance	A1	5.50	4/01/30	230	252,600
California St. Dept. Wtr. Res. Pwr. Rev., Ser. A	A1	5.00	5/01/17	3,320	3,512,328
California St. Pub. Wks. Brd.,
Lease Rev., Dept. General Service, Ser. J	A2	5.25	6/01/28	750	800,873
Mental Hlth. Coalinga, Ser. A	A2	5.50	6/01/18	5,970	6,634,520
California Statewide Cmntys. Dev. Auth. Rev.,
Irvine LLC, U.C.I. East	Baa2	5.00	5/15/32	2,000	2,105,460
Kaiser Permanente, Ser. B (Mandatory Put Date 7/01/14)	A-1(c)	3.90	8/01/31	1,500	1,489,905
Kaiser, Ser. C(e)	A+(c)	5.25	8/01/31	1,000	1,073,750
California Statewide Cmntys. Dev. Auth. Spl. Tax
No. 97-1, C.A.B.S.	NR	Zero	9/01/22	4,440	1,874,035
Central Joint Pwrs., Hlth. Fin. Auth.,
Cmnty. Hosps., C.O.P.	Baa2	6.00	2/01/30	2,000	2,099,960
Chico Redev. Agcy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	Aaa	5.00	4/01/30	1,445	1,545,081
Chula Vista Dev. Agcy. Rev., Rfdg. Tax Alloc.
Sub. Bayfront, Ser. B	NR	5.25	10/01/27	1,540	1,575,713
Chula Vista Ind. Dev. Rev., San Diego Gas, A.M.T.	A1	5.00	12/01/27	1,000	1,061,490
Colton Joint Unified School Dist. G.O., F.G.I.C.	Aaa	5.25	2/01/21	1,830	2,010,054
Coronado Cmnty. Dev. Agcy. Tax Alloc., Dev. Proj., A.M.B.A.C.	Aaa	5.00	9/01/24	2,000	2,141,540
Corona-Norco Uni. Sch. Dist. Spec. Tax, Cmnty.
Facs. Dist. No. 98-1, M.B.I.A.	Aaa	5.00	9/01/22	1,060	1,122,699

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Davis Pub. Facs. Fin. Auth. Loc. Agy. Rev.,
Mace Ranch Area, Ser. A	NR	6.60%	9/01/25	$1,325	$1,366,539
El Dorado Cnty., Spec. Tax,
Cmnty. Facs., Dist. No. 92-1	NR	6.125	9/01/16	1,000	1,047,440
Cmnty. Facs., Dist. No. 92-1	NR	6.25	9/01/29	475	495,539
Folsom Spec.Tax, Cmnty. Facs.,
Dist. No. 10, Empire Ranch	NR	6.875	9/01/19	2,000	2,146,760
Dist. No. 7, Broadstone	NR	6.00	9/01/24	2,500	2,649,275
Foothill/Eastern Trans. Corr. Agcy. Rev., Toll Rd., Sr. Lien, Ser. A (Pre-refunded Date 1/01/10)(e)	Aaa	7.15	1/01/13	4,750	5,299,242
Convertible C.A.B.S. (converts to 5.875% on 7/15/09)	Baa3	Zero	1/15/28	2,890	2,703,219
Glendale Redev. Agcy. Tax Alloc., Central Glendale Redev. Proj., M.B.I.A.	Aaa	5.25	12/01/19	3,275	3,543,124
Golden St. Tobacco Securitization Rev.,
Asset-Bkd., Ser. 2003-A-1	Baa3	6.75	6/01/39	2,700	3,094,416
Asset-Bkd., Ser. A, Convertible C.A.B.S. (converts to 4.60% on 6/01/10) A.M.B.A.C.	Aaa	Zero	6/01/23	3,000	2,677,380
Golden West Sch. Fin. Auth., Rev., Rfdg. Ser. A., C.A.B.S., M.B.I.A.	Aaa	Zero	2/01/19	2,110	1,291,362
Kern Cmnty. College Dist., Election 2002, Safety Repair & Impt.,
G.O., F.S.A., C.A.B.S.	Aaa	Zero	11/01/25	1,000	449,990
G.O., F.S.A., C.A.B.S.	Aaa	Zero	11/01/26	1,000	429,160
La Mesa-Spring Valley Sch. Dist., G.O.,
Election of 2002, Ser. B, C.A.B.S., F.G.I.C.	Aaa	Zero	8/01/23	2,000	1,002,400
La Quinta Redev. Agcy. Tax Alloc., M.B.I.A. Rfdg. Proj. Area No. 1	Aaa	7.30	9/01/11	1,000	1,148,270

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	9

Portfolio of Investments

as of February 28, 2007 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Lincoln Impvt. Bond Act of 1915, Pub. Rev., Fin. Auth., Twelve Bridges	NR	6.20%	9/02/25	$2,545	$2,681,819
Loma Linda Hospital Rev., Loma Linda Univ. Med. Ctr, Ser. A	Baa1	5.00	12/01/20	2,000	2,090,740
Long Beach Hbr. Rev., A.M.T., M.B.I.A.	Aaa	5.00	5/15/22	2,735	2,895,244
Rfdg., Ser. A, A.M.T., F.G.I.C.	Aaa	6.00	5/15/19	3,000	3,543,180
Long Beach Spl. Tax Cmnty. Facs. Dist.
No. 3, Pine Ave.(g)	NR	6.375	9/01/23	3,000	3,139,590
Los Angeles Cnty., Correctional Facs. Proj.,
C.O.P., M.B.I.A., E.T.M., C.A.B.S.(e)	Aaa	Zero	9/01/10	3,770	3,307,006
Los Angeles Dept. of Arpt. Rev.,
Rfdg. Ontario Intl., Ser. A, A.M.T., M.B.I.A.	Aaa	5.00	5/15/24	2,720	2,884,669
Rfdg., Ontario Intl., Ser. A, A.M.T., M.B.I.A.	Aaa	5.00	5/15/18	1,400	1,501,346
Lynwood Pub. Fin. Auth. Rev., Wtr. Sys. Impvt. Proj.	NR	6.50	6/01/21	1,500	1,508,685
Metro. Wtr. Dist. of Southern California Waterworks Rev.,
Unrfd. Balance, Ser. A	Aa2	5.75	7/01/21	2,240	2,664,547
Linked, S.A.V.R.S., R.I.B.S.	Aa2	5.75	8/10/18	2,000	2,318,200
Natomas Uni. Sch. Dist., Election 2002, Ser. B, G.O., F.G.I.C.	Aaa	5.00	9/01/27	1,555	1,653,743
Norco Spec. Tax Cmnty. Facs., Dist. No. 97-1(Pre-refunded Date 10/01/10)(e)	NR	7.10	10/01/30	1,320	1,496,656
Ontario Special Assmt. Impvt. Bond Act of 1915, Assmt. Dist. 100C, Cmnty. Ctr. III	NR	8.00	9/02/11	460	481,362
Orange Cnty. Cmnty. Facs. Dist., Spec.Tax Rev., No. 01-1, Ladera Ranch, Ser. A (Pre-refunded Date 8/15/10)(e)	AAA(c)	6.00	8/15/25	1,350	1,468,381

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., Linked, S.A.V.R.S. & R.I.B.S., A.M.B.A.C., T.C.R.S.(f)	Aaa	6.20%	2/14/11	$9,000	$9,805,860
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev., Spec. Tax Rev., Linked, S.A.V.R.S., R.I.B.S.(g)	Aa2	8.344(i)	2/14/11	1,500	1,768,620
Perris Cmnty. Facs. Dist., Spec. Tax No. 01-2 Avalon, Ser. A	NR	6.25	9/01/23	2,000	2,181,920
Pico Rivera Wtr. Auth. Rev., Wtr. Sys. Proj., Ser. A, M.B.I.A.	Aaa	5.50	5/01/29	1,500	1,796,550
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj.,
A.M.B.A.C., C.A.B.S.	Aaa	Zero	8/01/26	1,375	597,162
Ser. B, F.S.A.(Pre-refunded date 8/01/13)(e)	Aaa	5.80	8/01/34	2,700	3,082,050
Poway Cmnty., Facs., Dist. No. 88-1, Pkwy. Bus. Ctr.	NR	6.75	8/15/15	1,000	1,056,690
Puerto Rico Comnwlth., Govt. Dev. Bk., Ser. C, G.O., A.M.T.	Baa3	5.25	1/01/15	1,000	1,078,490
Infrastructure Fin. Auth., Ser. B	Baa3	5.00	7/01/37	2,000	2,116,140
Pub. Impt., Ser. A, G.O.	Baa3	5.25	7/01/30	1,000	1,087,640
Hwy. & Trans. Auth. Rev., Ser. G, F.G.I.C.	Aaa	5.25	7/01/17	1,260	1,360,561
G.O., MBIA(d)	Aaa	5.75	7/01/10	4,000	4,265,680
Redding Elec. Sys. Rev., C.O.P., Linked S.A.V.R.S.& R.I.B.S.,
M.B.I.A., partial E.T.M.(e)	Aaa	6.368	7/01/22	100	119,276
M.B.I.A., E.T.M.(e)(g)	Aaa	9.106(i)	7/01/22	3,325	4,606,854
Rio Vista Impvt. Bond Act of 1915, Assmt. Dist. No. 96-1, River View Pt.	NR	7.50	9/02/22	1,565	1,634,173
Riverbank Redev. Agy., Ser. A	BBB(c)	5.00	8/01/27	2,910	3,039,786

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	11

Portfolio of Investments

as of February 28, 2007 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Riverside Uni. Sch. Dist., Spl. Tax Cmnty. Facs., Dist. No. 7, Ser. A (Pre-refunded date 9/01/10)(e)	NR	6.90%	9/01/20	$1,320	$1,472,368
No. 7, Ser. A (Pre-refunded date 9/01/10)(e)	NR	7.00	9/01/30	1,000	1,118,540
Rocklin Uni. Sch. Dist., Ser. C, G.O., C.A.B.S.,
M.B.I.A.	Aaa	Zero	8/01/16	1,400	958,888
Roseville Nat. Gas Fing. Auth. Gas Rev.	Aa3	5.00	2/15/24	3,000	3,316,020
Roseville Spec. Tax, Woodcreek Cmnty. Facs., Dist. No. 1(Pre-refunded Date 9/01/10)(e)	NR	6.375	9/01/27	1,000	1,108,340
Sacramento City Fin. Auth., Tax Alloc. Comb. Proj.,
Ser. B, C.A.B.S., M.B.I.A.	Aaa	Zero	11/01/16	5,700	3,871,668
Ser. B, C.A.B.S., M.B.I.A.	Aaa	Zero	11/01/17	5,695	3,701,124
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Ref. Regl., Ser. B, F.G.I.C.	Aaa	4.121	12/01/35	1,000	1,003,000
Sacramento Mun. Utility Dist. Elec. Rev., Ser. N, M.B.I.A.	Aaa	5.00	8/15/28	2,500	2,606,425
San Diego Redev., Agcy., Tax Alloc., North Bay Redev.	Baa1	5.875	9/01/29	3,000	3,174,360
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, G.O., M.B.I.A.	Aaa	6.00	7/01/19	1,000	1,208,480
San Francisco City & Cnty., Redev. Agcy. Lease Rev., George R. Moscone, C.A.B.S.	A1	Zero	7/01/09	2,000	1,828,300
San Joaquin Hills Trans. Corridor Agcy., Toll Rd. Rev., Jr. Lien, C.A.B.S., E.T.M.(e)	Aaa	Zero	1/01/11	2,000	1,730,720
San Leandro Cmnty. Facs., Spec. Tax, Dist. No.1	NR	6.50	9/01/25	2,160	2,249,251
Santa Margarita, Dana Point Auth., Impv. Rev., Dists. 1-2-2A & 8, Ser. A, M.B.I.A.	Aaa	7.25	8/01/13	1,990	2,392,756
Dists. 3-3A-4 & 4A, Ser. B, M.B.I.A.	Aaa	7.25	8/01/14	2,000	2,459,840

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Santa Margarita Wtr. Dist. Spec.Tax, Cmnty. Facs., Dist. No. 99-1, Talega	NR	6.25%	9/01/29	$1,975	$2,104,560
Santa Maria Joint Union H.S. Dist., Election 2004,
C.A.B.S., G.O., F.G.I.C.	Aaa	Zero	8/01/27	1,505	624,891
C.A.B.S., G.O., F.G.I.C.	Aaa	Zero	8/01/29	1,250	473,088
Selma Uni. Sch. Dist., Election of 2006, F.S.A., G.O.	AAA(c)	5.125	8/01/26	2,550	2,801,634
So. California Pub. Pwr. Auth., Palo Verde Proj., Ser. C,
A.M.B.A.C., E.T.M., C.A.B.S.(e)	Aaa	Zero	7/01/16	16,325	11,286,778
PNC GIC Pwr. Proj.	A2	6.75	7/01/10	5,265	5,711,630
PNC GIC Proj. Rev.	A2	6.75	7/01/11	1,195	1,323,701
PNC GIC Proj. Rev.	A2	6.75	7/01/13	1,000	1,150,210
Sulphur Springs Uni. Sch. Dist., Ser. A, G.O., M.B.I.A., C.A.B.S.	Aaa	Zero	9/01/11	3,000	2,528,370
Tobacco Securization Auth. Northn. Calif. Rev., Asset-backed Tobacco Settlement, Ser. A	Baa3	5.50	6/01/45	2,000	2,106,920
Torrance Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	A1	6.00	6/01/22	2,000	2,169,500
Univ. California Bd. of Regents Hosp. Rev., UCLA Med. Ctr., Ser. A, A.M.B.A.C.	Aaa	5.25	5/15/30	2,000	2,136,640
Vallejo, Touro Univ., C.O.P.	Ba2	7.375	6/01/29	2,500	2,678,100
Valley Hlth. Sys., Hosp. Rev., Impvt. Proj., Ser. A	B+(c)	6.50	5/15/25	1,000	1,007,750

Total long-term investments (cost $219,555,560)					240,338,906

SHORT-TERM INVESTMENT 1.8%
California St. Mun. Secs. Tr. Rcpts., SGA 119, G.O., F.G.I.C., F.R.D.D.(b) (cost $4,300,000)	A-1+(c)	3.63	3/01/07	4,300	4,300,000

Total Investments 100.4% (cost $223,855,560; Note 5)					244,638,906
Liabilities in excess of other assets(j)(k) (0.4)%					(905,197)

Net Assets 100.0%					$243,733,709

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	13

Portfolio of Investments

as of February 28, 2007 (Unaudited) Cont’d.

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate (Daily) Demand Note. (b)

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

R.I.B.S.—Residual Interest Bearing Securities.

S.A.V.R.S.—Select Auction Variable Rate Securities.

T.C.R.S.—Transferable Custodial Receipts.

NR—Not Rated by Moody’s or Standard & Poor’s.

The fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s rating.
(d)	Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregate principal amount of the inverse floater and the floating rate note (included in the liabilities) are $2,000,000 and $2,000,000, respectively.
(e)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(f)	All or portion of security segregated as collateral for financial futures contracts.
(i)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at February 28, 2007.
(j)	Includes $2,000,000 payable for the floating rate note issued.
(k)	Liabilities in excess of other assets include net unrealized depreciation on financial futures contracts as follows:

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Open futures contracts outstanding at February 28, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2007	Unrealized Appreciation (Depreciation)
	Long Positions:
11	U.S. Treasury 30 Yr. Bond	Mar. 2007	$1,227,884	$1,243,000	$15,116
26	U.S. Treasury 30 Yr. Bond	June 2007	2,907,252	2,936,375	29,123
	Short Positions:
18	U.S. Treasury 5 Yr. Notes	June 2007	1,896,716	1,907,156	(10,440)
119	U.S. Treasury 10 Yr. Notes	June 2007	12,816,674	12,922,656	(105,982)

					$(72,183)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2007 were as follows:

Special Tax/Assessment District	31.9%
Power	13.8
General Obligation	13.6
Transportation	9.9
Healthcare	7.2
Lease-Backed Certificate of Participation	6.0
Education	5.2
Water & Sewer	3.8
Tobacco	2.5
Housing	1.9
Short-Term Investment	1.8
Other	1.1
Tobacco Appropriated	1.1
Corporate-Backed IDB & PCR	0.6

Total Investments	100.4
Liabilities in excess of other assets	(0.4)

Net Assets	100.0%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	15

Statement of Assets and Liabilities

as of February 28, 2007 (Unaudited)

Assets
Unaffiliated investments, at value (cost $223,855,560)	$244,638,906
Cash	85,113
Interest receivable	2,759,514
Receivable for Fund shares sold	286,685
Due from broker—variation margin	16,591
Prepaid expenses	1,261

Total assets	247,788,070

Liabilities
Payable for floating rate note issued	2,000,000
Payable for investments purchased	1,000,000
Payable for Fund shares reacquired	467,146
Accrued expenses	342,307
Management fee payable	93,303
Distribution fee payable	53,212
Interest expense and fees payable	35,862
Deferred trustees’ fees	29,987
Dividends payable	26,101
Transfer agent fee payable	6,443

Total liabilities	4,054,361

Net Assets	$243,733,709

Net assets were comprised of:
Shares of beneficial interest, at par	$223,651
Paid-in capital in excess of par	221,430,015

221,653,666
Undistributed net investment income	165,271
Accumulated net realized gain on investments and financial futures transactions	1,203,609
Net unrealized appreciation on investments and financial futures	20,711,163

Net assets, February 28, 2007	$243,733,709

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share ($206,614,333 ÷ 18,959,157 shares of beneficial interest issued and outstanding)	$10.90
Maximum sales charge (4.00% of offering price)	0.45

Maximum offering price to public	$11.35

Class B
Net asset value, offering price and redemption price per share ($22,332,933 ÷ 2,049,409 shares of beneficial interest issued and outstanding)	$10.90

Class C
Net asset value, offering price and redemption price per share ($8,864,991 ÷ 813,476 shares of beneficial interest issued and outstanding)	$10.90

Class Z
Net asset value, offering price and redemption price per share ($5,921,452 ÷ 543,096 shares of beneficial interest issued and outstanding)	$10.90

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	17

Statement of Operations

Six Months Ended February 28, 2007 (Unaudited)

Net Investment Income
Income
Unaffiliated interest	$5,255,138

Expenses
Management fee	493,559
Distribution fee—Class A	204,604
Distribution fee—Class B	49,975
Distribution fee—Class C	31,583
Interest expense and fees	35,862
Custodian’s fees and expenses	37,000
Transfer agent’s fees and expenses (including affiliated expense of $25,000) (Note 3)	27,000
Reports to shareholders	25,000
Registration fees	24,000
Legal fees and expenses	16,000
Audit fee	11,000
Trustees’ fees	7,000
Insurance	6,000
Miscellaneous	5,004

Total expenses	973,587
Less: Custodian fee credit (Note 1)	(919)

Net expenses	972,668

Net investment income	4,282,470

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	1,328,260
Financial futures transactions	(108,442)

1,219,818

Net change in unrealized appreciation (depreciation) on:
Investments	(560,609)
Financial futures contracts	(71,672)

(632,281)

Net gain on investments	587,537

Net Increase In Net Assets Resulting From Operations	$4,870,007

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2007	Year Ended August 31, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$4,282,470	$7,664,611
Net realized gain on investments and financial futures contracts	1,219,818	1,649,711
Net change in unrealized depreciation on investments and financial futures contracts	(632,281)	(3,965,625)

Net increase in net assets resulting from operations	4,870,007	5,348,697

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(3,489,419)	(5,954,829)
Class B	(398,815)	(1,028,751)
Class C	(157,365)	(306,293)
Class Z	(119,694)	(221,589)

	(4,165,293)	(7,511,462)

Distributions from net realized gains
Class A	(1,202,568)	(948,007)
Class B	(156,158)	(206,629)
Class C	(70,150)	(54,843)
Class Z	(43,159)	(28,854)

	(1,472,035)	(1,238,333)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	6,031,262	10,110,283
Net asset value of shares issued in connection with merger (Note 8)	83,534,969	—
Net asset value of shares issued in reinvestment of dividends and distributions	3,268,565	4,719,036
Cost of shares reacquired	(19,151,224)	(30,223,599)

Net increase (decrease) in net assets from Series share transactions	73,683,572	(15,394,280)

Total increase (decrease)	72,916,251	(18,795,378)

Net Assets
Beginning of period	170,817,458	189,612,836

End of period(a)	$243,733,709	$170,817,458

(a) Includes undistributed net investment income of:	$165,271	$48,094

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	19

Notes to Financial Statements

(Unaudited)

Dryden California Municipal Fund—California Income Series (the “Fund”), is registered under the Investment Company Act of 1940, as an open-end management investment company. The Fund was organized as a Massachusetts business trust on May 18, 1984. The Fund commenced investment operations on December 3, 1990. The Fund is diversified and seeks to achieve its investment objective of obtaining the maximum amount of income exempt from federal and California state income taxes with the minimum of risk consistent with the preservation of capital. The Fund will invest primarily in investment grade municipal obligations but may also invest a portion of its assets in lower-quality municipal obligations or in non-rated securities which are of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at their last sales price as of the close of trading on an applicable exchange, or if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchanges.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on

20	Visit our website at www.jennisondryden.com

such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities, which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the Fund at the end of the fiscal period include registration rights under which the Fund may demand registration by the issuers, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.”

Dryden California Municipal Fund/California Income Series	21

Notes to Financial Statements

(Unaudited) Cont’d

Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Interest Rate Swaps: The Fund may enter into interest rate swaps. In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Net interest payments/receipts are included in interest income in the Statement of Operations.

During the term of the swap, changes in the value of the swap are recorded as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any.

The Fund is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Fund does not anticipate non-performance by any counterparty.

Financial future contracts, written options and swap contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Inverse Floaters: The Fund invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on

22	Visit our website at www.jennisondryden.com

the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income and pay monthly. Distributions of net capital gains, if any, are made at least annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulation and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Taxes: For federal income tax purposes, it is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment

Dryden California Municipal Fund/California Income Series	23

Notes to Financial Statements

(Unaudited) Cont’d

companies and to distribute all of its net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with The Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50 of 1% of the Fund’s average daily net assets up to and including $1 billion and .45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .50 of 1% for the six months ended February 28, 2007.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, Class B and Class C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, Class B and Class C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25 of 1% and .75 of 1% of the Class A and Class C shares, respectively for the six months ended February 28, 2007.

24	Visit our website at www.jennisondryden.com

PIMS has advised the Fund that it received approximately $27,500 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2007. From these fees, PIMS paid a substantial part of such sales charges to affiliated broker-dealers which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that, for the six months ended February 28, 2007, it received approximately $13,300 in contingent deferred sales charges imposed upon certain redemptions by Class B shares.

PI, PIMS and PIM are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 27, 2006, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 26, 2007. For the period from October 29, 2005 through October 26, 2006, the Funds paid a commitment fee of ..0725 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended February 28, 2007.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. During the six months ended February 28, 2007, the Fund incurred approximately $10,200 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Dryden California Municipal Fund/California Income Series	25

Notes to Financial Statements

(Unaudited) Cont’d

Note 4. Portfolio Securities

Purchases and sales of portfolio securities of the Fund, excluding short-term investments, for the six months ended February 28, 2007 were $52,495,721 and $63,451,435, respectively.

Note 5. Tax Information

In order to present accumulated net realized gain on investments and financial futures transactions on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments were made to accumulated net realized gain on investments and financial futures transactions and unrealized appreciation on investments and financial futures. The adjustments were to increase unrealized appreciation on investments and financial futures and to decrease accumulated net realized gain on investments and financial futures transactions by $17,801 due to the differences in accounting treatment for book and tax purposes relating to municipal tender option bond transactions. Net investment income, net realized gains and net assets were not affected by this change.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2007 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$221,570,796	$23,079,477	$(11,367)	$23,068,110

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accreting market discount for book and tax purposes.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4%. All investors who purchase Class A shares in an amount of $1 million or more are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, if they all these shares within 12 months of purchase, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares sold within 12 months of purchase are subject

26	Visit our website at www.jennisondryden.com

to a CDSC of 1%. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.

Transactions in shares of beneficial interest for the six months ended February 28, 2007 and fiscal years ended August 31, 2006 were as follows:

Class A	Shares	Amount
Six months ended February 28, 2007:
Shares sold	384,733	$4,178,402
Shares issued in connection with the merger	6,763,486	73,797,686
Shares issued in reinvestment of distributions	240,592	2,620,767
Shares reacquired	(1,229,165)	(13,397,945)

Net increase (decrease) in shares outstanding before conversion	6,159,646	67,198,910
Shares issued upon conversion from Class B	323,497	3,535,824

Net increase (decrease) in shares outstanding	6,483,143	$70,734,734

Year ended August 31, 2006:
Shares sold	474,091	$5,160,996
Shares issued in reinvestment of distributions	324,690	3,531,797
Shares reacquired	(1,947,013)	(21,162,912)

Net increase (decrease) in shares outstanding before conversion	(1,148,232)	(12,470,119)
Shares issued upon conversion from Class B	910,954	9,973,983

Net increase (decrease) in shares outstanding	(237,278)	$(2,496,136)

Class B
Six months ended February 28, 2007:
Shares sold	31,433	$342,910
Shares issued in connection with the merger	681,348	7,433,510
Shares issued in reinvestment of distributions	29,389	320,329
Shares reacquired	(312,653)	(3,413,695)

Net increase (decrease) in shares outstanding before conversion	429,517	4,683,054
Shares reacquired upon conversion into Class A	(323,497)	(3,535,824)

Net increase (decrease) in shares outstanding	106,020	$1,147,230

Year ended August 31, 2006:
Shares sold	87,478	$951,730
Shares issued in reinvestment of distributions	63,400	690,026
Shares reacquired	(444,945)	(4,847,278)

Net increase (decrease) in shares outstanding before conversion	(294,067)	(3,205,522)
Shares reacquired upon conversion into Class A	(910,954)	(9,973,983)

Net increase (decrease) in shares outstanding	(1,205,021)	$(13,179,505)

Dryden California Municipal Fund/California Income Series	27

Notes to Financial Statements

(Unaudited) Cont’d

Class C	Shares	Amount
Six months ended February 28, 2007:
Shares sold	115,849	$1,261,916
Shares issued in connection with the merger	99,368	1,084,103
Shares issued in reinvestment of distributions	15,398	167,818
Shares reacquired	(153,728)	(1,669,267)

Net increase (decrease) in shares outstanding	76,887	$844,570

Year ended August 31, 2006:
Shares sold	133,933	$1,461,866
Shares issued in reinvestment of distributions	23,343	253,925
Shares reacquired	(161,666)	(1,764,120)

Net increase (decrease) in shares outstanding	(4,390)	$(48,329)

Class Z
Six months ended February 28, 2007:
Shares sold	22,759	$248,034
Shares issued in connection with the merger	111,794	1,219,670
Shares issued in reinvestment of distributions	14,641	159,651
Shares reacquired	(61,440)	(670,317)

Net increase (decrease) in shares outstanding	87,754	$957,038

Year ended August 31, 2006:
Shares sold	233,043	$2,535,691
Shares issued in reinvestment of distributions	22,359	243,288
Shares reacquired	(225,240)	(2,449,289)

Net increase (decrease) in shares outstanding	30,162	$329,690

Note 7. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits or expenses resulting from tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until June 30, 2007. At this time, management

28	Visit our website at www.jennisondryden.com

is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Note 8. Reorganization

On December 15, 2006, Dryden California Municipal Fund/California Income Series, acquired all of the net assets of Dryden California Municipal Fund/California Series, pursuant to a plan of reorganization approved by the California Municipal Fund/California Series shareholders on October 13, 2006. The acquisition was accomplished by a tax-free issue of Class A, Class B, Class C, and Class Z shares for the corresponding classes of Dryden California Municipal Fund/California Series.

Merged Fund		Acquiring Fund
California Series		California Income Series
Class	Shares	Class	Shares	Value
A	6,449,924	A	6,763,486	$73,797,686
B	649,784	B	681,358	7,433,510
C	94,788	C	99,393	1,084,103
Z	106,571	Z	111,748	1,219,670

The aggregate net assets and unrealized appreciation of the Merged fund immediately before the acquisition were:

Merged Fund	Total Net Assets	Net Unrealized Appreciation
California Series	$83,534,969	$7,061,499

The aggregate net assets of Dryden California Municipal Fund/California Income Series immediately before the acquisition was $166,193,812.

Dryden California Municipal Fund/California Income Series	29

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 28, 2007
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.94

Income (loss) from investment operations:
Net investment income	.24
Net realized and unrealized gain (loss) on investment transactions	.05

Total from investment operations	.29

Less Dividends and Distributions:
Dividends from net investment income	(.23)
Distributions from net realized gains	(.10)

Total dividends and distributions	(.33)

Net asset value, end of period	$10.90

Total Return(a):	2.68%
Ratios/Supplemental Data:
Net assets, end of period (000)	$206,614
Average net assets (000)	$165,039
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.95	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.70	%(c)(d)
Net investment income	4.38	%(c)
For class A, B, C, and Z shares:
Portfolio turnover rate	26	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	Annualized.
(d)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense is .91% and the expense ratio excluding 12b-1 and interest and fees expense is .66%.
(e)	Not annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class A
Year Ended August 31,
2006	2005	2004	2003	2002

$11.14	$10.95	$10.86	$11.09	$11.11

.48	.46	.45	.47	.49
(.14)	.19	.25	(.23)	(.01)

.34	.65	.70	.24	.48

(.47)	(.46)	(.45)	(.47)	(.50)
(.07)	—	(.16)	—	—

(.54)	(.46)	(.61)	(.47)	(.50)

$10.94	$11.14	$10.95	$10.86	$11.09

3.18%	6.02%	6.55%	2.20%	4.54%

$136,509	$141,564	$143,120	$158,120	$172,623
$140,306	$141,287	$151,980	$171,193	$169,196

.94%	.93%	.92%	.90%	.87%
.69%	.68%	.67%	.65%	.62%
4.33%	4.15%	4.12%	4.32%	4.55%

40%	11%	38%	59%	23%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	31

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended February 28, 2007
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.94

Income (loss) from investment operations:
Net investment income	.22
Net realized and unrealized gain (loss) on investment transactions	.05

Total from investment operations	.27

Less Dividends and Distributions:
Dividends from net investment income	(.21)
Distributions from net realized gains	(.10)

Total dividends and distributions	(.31)

Net asset value, end of period	$10.90

Total Return(a):	2.56%
Ratios/Supplemental Data:
Net assets, end of period (000)	$22,333
Average net assets (000)	$20,156
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.20	%(b)(c)
Expenses, excluding distribution and service (12b-1) fees	.70	%(b)(c)
Net investment income	4.11	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense is 1.16% and the expense ratio excluding 12b-1 and interest and fees expense is .66%.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class B
Year Ended August 31,
2006	2005	2004	2003	2002

$11.14	$10.95	$10.86	$11.09	$11.11

.45	.43	.42	.45	.47
(.14)	.19	.25	(.23)	(.01)

.31	.62	.67	.22	.46

(.44)	(.43)	(.42)	(.45)	(.48)
(.07)	—	(.16)	—	—

(.51)	(.43)	(.58)	(.45)	(.48)

$10.94	$11.14	$10.95	$10.86	$11.09

2.92%	5.76%	6.29%	1.94%	4.29%

$21,264	$35,061	$47,536	$57,234	$70,308
$25,830	$40,894	$53,143	$65,204	$72,864

1.19%	1.18%	1.17%	1.15%	1.12%
.69%	.68%	.67%	.65%	.62%
4.08%	3.90%	3.87%	4.07%	4.31%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	33

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended February 28, 2007
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.94

Income (loss) from investment operations:
Net investment income	.21
Net realized and unrealized gain (loss) on investment transactions	.05

Total from investment operations	.26

Less Dividends and Distributions:
Dividends from net investment income	(.20)
Distributions from net realized gains	(.10)

Total dividends and distributions	(.30)

Net asset value, end of period	$10.90

Total Return(a):	2.44%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,865
Average net assets (000)	$8,492
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.45	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.70	%(c)(d)
Net investment income	3.85	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(c)	Annualized.
(d)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense is 1.41% and the expense ratio excluding 12b-1 and interest and fees expense is .66%.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class C
Year Ended August 31,
2006	2005	2004	2003	2002

$11.14	$10.95	$10.86	$11.09	$11.11

.42	.40	.40	.42	.44
(.14)	.19	.25	(.23)	(.01)

.28	.59	.65	.19	.43

(.41)	(.40)	(.40)	(.42)	(.45)
(.07)	—	(.16)	—	—

(.48)	(.40)	(.56)	(.42)	(.45)

$10.94	$11.14	$10.95	$10.86	$11.09

2.66%	5.50%	6.03%	1.69%	4.02%

$8,059	$8,251	$8,986	$9,332	$10,071
$8,182	$8,726	$9,164	$9,804	$9,188

1.44%	1.43%	1.42%	1.40%	1.37%
.69%	.68%	.67%	.65%	.62%
3.83%	3.66%	3.62%	3.82%	4.07%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	35

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended February 28, 2007
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.95

Income (loss) from investment operations:
Net investment income	.25
Net realized and unrealized gain (loss) on investment transactions	.04

Total from investment operations	.29

Less Dividends and Distributions:
Dividends from net investment income	(.24)
Distributions from net realized gains	(.10)

Total dividends and distributions	(.34)

Net asset value, end of period	$10.90

Total Return(a):	2.71%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,921
Average net assets (000)	$5,373
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.70	%(b)(c)
Expenses, excluding distribution and service (12b-1) fees	.70	%(b)(c)
Net investment income	4.61	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense is .66% and the expense ratio excluding 12b-1 and interest and fees expense is .66%.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class Z
Year Ended August 31,
2006	2005	2004	2003	2002

$11.14	$10.95	$10.86	$11.09	$11.11

.50	.48	.48	.50	.52
(.12)	.19	.25	(.23)	(.01)

.38	.67	.73	.27	.51

(.50)	(.48)	(.48)	(.50)	(.53)
(.07)	—	(.16)	—	—

(.57)	(.48)	(.64)	(.50)	(.53)

$10.95	$11.14	$10.95	$10.86	$11.09

3.53%	6.29%	6.82%	2.45%	4.80%

$4,985	$4,737	$5,604	$6,592	$6,148
$4,925	$5,101	$6,958	$6,118	$4,712

.69%	.68%	.67%	.65%	.62%
.69%	.68%	.67%	.65%	.62%
4.58%	4.39%	4.36%	4.58%	4.78%

See Notes to Financial Statements.

Dryden California Municipal Fund/California Income Series	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Series’ investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Series’ website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Valerie Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden California Municipal Fund/California Income Series, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Series’ schedule of portfolio holdings is also available on the Series’ website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden California Municipal Fund/California Income Series
Share Class	A	B	C	Z
NASDAQ	PBCAX	PCAIX	PCICX	PCIZX
CUSIP	262433105	262433204	262433303	262433402

MF146E2    IFS-A132338            Ed. 04/2007

Item 2	– Code of Ethics – Not required, as this is not an annual filing.

Item 3	– Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	– Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	– Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	– Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a)		(1)	Code of Ethics – Not required, as this is not an annual filing.

		(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

		(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b	)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden California Municipal Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date April 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date April 23, 2007

*	Print the name and title of each signing officer under his or her signature.